Allowances for Credit Losses(Table)	12 Months Ended
Dec. 31, 2020
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets Abstract [Abstract]
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Text Block]

Changes in allowances for credit losses of loans measured at amortized cost for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	237,440	￦	215,743	￦	189,714	￦	214,312	￦	318,656	￦	722,875	￦	180,467	￦	290,025	￦	240,449
Transfer between stages
Transfer to 12-month expected credit losses		168,460		(167,957)		(503)		59,848		(46,312)		(13,536)		51,542		(50,627)		(915)
Transfer to lifetime expected credit losses		(144,590)		160,509		(15,919)		(53,696)		141,398		(87,702)		(23,537)		24,529		(992)
Impairment		(1,619)		(54,736)		56,355		(2,250)		(36,656)		38,906		(2,388)		(14,377)		16,765
Write-offs		(2)		24		(443,034)		—		2		(239,319)		—		—		(506,255)
Sales		(486)		(70)		(782)		—		—		(8,909)		—		—		—
Provision (reversal) for credit losses[1,2]		19,152		71,231		424,758		(3,540)		(89,234)		80,216		3,567		16,633		524,652
Others (exchange differences, etc.)		25		161		(2,552)		395		2,456		(40,924)		—		—		(9,830)

Ending	￦	278,380	￦	224,905	￦	208,037	￦	215,069	￦	290,310	￦	451,607	￦	209,651	￦	266,183	￦	263,874

	2020
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	278,380	￦	224,905	￦	208,037	￦	215,069	￦	290,310	￦	451,607	￦	209,651	￦	266,183	￦	263,874
Transfer between stages
Transfer to 12-month expected credit losses		123,666		(121,970)		(1,696)		119,723		(111,708)		(8,015)		48,959		(47,611)		(1,348)
Transfer to lifetime expected credit losses		(91,410)		182,076		(90,666)		(56,655)		146,690		(90,035)		(25,227)		26,379		(1,152)
Impairment		(3,301)		(131,852)		135,153		(3,365)		(48,773)		52,138		(2,273)		(13,657)		15,930
Write-offs		—		(5)		(460,734)		—		(1)		(321,583)		—		—		(502,275)
Sales		(1,561)		(99)		(1,131)		(8)		—		(21,069)		—		—		—
Provision (reversal) for credit losses[1,2,3]		49,459		78,413		428,220		(2,059)		113,335		180,162		(26,042)		2,925		496,162
Business combination		50,664		9,545		53,532		99,824		24,303		668,426		89		—		4,409
Others (exchange differences, etc.)		(2,092)		(435)		(5,010)		(3,747)		(3,219)		(19,570)		—		—		(13,481)

Ending	￦	403,805	￦	240,578	￦	265,705	￦	368,782	￦	410,937	￦	892,061	￦	205,157	￦	234,219	￦	262,119

[1]

Provision for credit losses in the consolidated statements of comprehensive income also include provision (reversal) for credit losses of due from financial institutions (Note 7.3), and provision (reversal) for credit losses of financial investments (Note 12.5), provision for credit losses of unused commitments and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantees contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).

[2]	Includes ￦ 390,041 million and ￦ 379,179 million of collections from written-off loans for the years ended December 31, 2019 and 2020, respectively.
[3]

Includes additional provision of ￦ 43,777 million for industries and borrowers which are highly affected by COVID-19, ￦ 29,861 million due to expanding the scope of the loans subject to lifetime expected credit losses (non-impaired) and ￦ 23,325 million due to expanding the scope of the loans subject to individual assessment for the year ended December 31, 2020.

The Group manages the written-off loans that their legal extinctive prescriptions have not been completed, and that have not been collected; the balances of those loans are ￦ 11,264,785 million and ￦ 10,566,603 million as of December 31, 2019 and 2020, respectively.

Disclosure Of Changes In The Book Value Of Loans At Amortized Cost[Text Block]

Changes in gross carrying amount of loans for the years ended December 31, 2019 and 2020, are as follows:

	2019
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	293,296,370	￦	26,417,165	￦	2,097,749
Transfer between stages
Transfer to 12-month expected credit losses		54,530,173		(54,412,664)		(117,509)
Transfer to lifetime expected credit losses (non-impaired)		(57,514,696)		58,078,679		(563,983)
Transfer to lifetime expected credit losses (impaired)		(564,375)		(1,792,641)		2,357,016
Write-offs		(2)		26		(1,188,608)
Sales		(889,880)		(18,163)		(188,080)
Net increase (decrease) (execution, repayment and others)		27,519,419		(4,458,294)		(495,627)

Ending	￦	316,377,009	￦	23,814,108	￦	1,900,958

	2020
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	316,377,009	￦	23,814,108	￦	1,900,958
Transfer between stages
Transfer to 12-month expected credit losses		26,751,021		(26,629,210)		(121,811)
Transfer to lifetime expected credit losses (non-impaired)		(33,475,491)		34,603,648		(1,128,157)
Transfer to lifetime expected credit losses (impaired)		(596,861)		(2,287,196)		2,884,057
Write-offs		—		(6)		(1,284,592)
Sales		(4,324,146)		(20,907)		(200,182)
Business combination		7,029,580		570,710		1,711,823
Net increase (decrease) (execution, repayment and others)		36,757,668		(1,546,945)		(334,731)

Ending	￦	348,518,780	￦	28,504,202	￦	3,427,365